PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com/us

August 30, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds)
CIK No. 0000725781

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of Invesco American Value Fund, Invesco Comstock Fund, Invesco Dividend Income Fund, Invesco Energy Fund, Invesco Gold & Precious Metals Fund, Invesco Mid Cap Growth Fund, Invesco Small Cap Value Fund, Invesco Technology Fund, Invesco Technology Sector Fund and Invesco Value Opportunities Fund and the Prospectuses relating to the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of Invesco OFI Pictet Global Environmental Solutions Fund and Invesco Oppenheimer Small Cap Value Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 110 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 110 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on August 27, 2019.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1344 or at louis.ducote@invesco.com.

Very truly yours,

/s/ Louis O. Ducote

Louis O. Ducote

Counsel